Other Intangible Assets, Net - Schedule of Movement of the Cost of Other Intangible Assets and of Accumulated Depreciation (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost [Member]
Schedule of Movement of the Cost of Other Intangible Assets and of Accumulated Depreciation [Line Items]
Balance at beginning		$ 553,247	$ 599,018
Balance at ending of period		553,813	553,247	$ 599,018
Additions		14,857	30,798
Acquisitions through business combinations (Note 17.1)			12,933
Disposals and derecognition		(71,572)	(12,823)
Transfers to other balance sheet accounts – Property, plant, and equipment		858	(1,346)
Effect of exchange differences on the translation into presentation currency		(428)	(111,183)
Hyperinflation adjustments		56,851	35,895
Other minor movements			(45)
Cost [Member] | Trademarks [Member]
Schedule of Movement of the Cost of Other Intangible Assets and of Accumulated Depreciation [Line Items]
Balance at beginning	[1]	250,879	299,688
Balance at ending of period	[1]	302,322	250,879	299,688
Additions	[1]	6	5,296
Acquisitions through business combinations (Note 17.1)	[1]		12,904
Disposals and derecognition	[1]
Transfers to other balance sheet accounts – Property, plant, and equipment	[1]
Effect of exchange differences on the translation into presentation currency	[1]	(1,099)	(100,696)
Hyperinflation adjustments	[1]	52,536	33,687
Other minor movements	[1]
Cost [Member] | Computer Software [Member]
Schedule of Movement of the Cost of Other Intangible Assets and of Accumulated Depreciation [Line Items]
Balance at beginning		278,893	274,480
Balance at ending of period		223,864	278,893	274,480
Additions		14,730	25,368
Acquisitions through business combinations (Note 17.1)			29
Disposals and derecognition		(71,572)	(12,823)
Transfers to other balance sheet accounts – Property, plant, and equipment		858	(1,346)
Effect of exchange differences on the translation into presentation currency		955	(6,904)
Hyperinflation adjustments
Other minor movements			89
Cost [Member] | Rights [Member]
Schedule of Movement of the Cost of Other Intangible Assets and of Accumulated Depreciation [Line Items]
Balance at beginning		23,385	24,703
Balance at ending of period		27,471	23,385	24,703
Additions		121
Acquisitions through business combinations (Note 17.1)
Disposals and derecognition
Transfers to other balance sheet accounts – Property, plant, and equipment
Effect of exchange differences on the translation into presentation currency		(277)	(3,479)
Hyperinflation adjustments		4,242	2,161
Other minor movements
Cost [Member] | Other [Member]
Schedule of Movement of the Cost of Other Intangible Assets and of Accumulated Depreciation [Line Items]
Balance at beginning		90	147
Balance at ending of period		156	90	147
Additions			134
Acquisitions through business combinations (Note 17.1)
Disposals and derecognition
Transfers to other balance sheet accounts – Property, plant, and equipment
Effect of exchange differences on the translation into presentation currency		(7)	(104)
Hyperinflation adjustments		73	47
Other minor movements			(134)
Accumulated amortization [Member]
Schedule of Movement of the Cost of Other Intangible Assets and of Accumulated Depreciation [Line Items]
Balance at beginning, accumulated amortization		186,878	174,338	150,159
Acquisitions through business combinations (Note 17.1)			29
Amortization, accumulated amortization		34,377	30,748	27,216
Effect of exchange differences on the translation into presentation currency, accumulated amortization		638	(6,974)	6,463
Hyperinflation adjustments, accumulated amortization		2,396	1,125	1,168
Disposals and derecognition, accumulated amortization		(71,190)	(12,242)	(10,190)
Other minor movements, accumulated amortization			(146)	(478)
Balance at ending of period, accumulated amortization		153,099	186,878	174,338
Accumulated amortization [Member] | Computer Software [Member]
Schedule of Movement of the Cost of Other Intangible Assets and of Accumulated Depreciation [Line Items]
Balance at beginning, accumulated amortization		185,455	172,630	149,391
Acquisitions through business combinations (Note 17.1)			29
Amortization, accumulated amortization		34,142	30,602	26,737
Effect of exchange differences on the translation into presentation currency, accumulated amortization		774	(5,564)	6,692
Hyperinflation adjustments, accumulated amortization
Disposals and derecognition, accumulated amortization		(71,190)	(12,242)	(10,190)
Other minor movements, accumulated amortization
Balance at ending of period, accumulated amortization		149,181	185,455	172,630
Accumulated amortization [Member] | Rights [Member]
Schedule of Movement of the Cost of Other Intangible Assets and of Accumulated Depreciation [Line Items]
Balance at beginning, accumulated amortization		1,354	1,582	680
Acquisitions through business combinations (Note 17.1)
Amortization, accumulated amortization		235
Effect of exchange differences on the translation into presentation currency, accumulated amortization		(129)	(1,306)	(203)
Hyperinflation adjustments, accumulated amortization		2,323	1,078	1,105
Disposals and derecognition, accumulated amortization
Other minor movements, accumulated amortization
Balance at ending of period, accumulated amortization		3,783	1,354	1,582
Accumulated amortization [Member] | Other [Member]
Schedule of Movement of the Cost of Other Intangible Assets and of Accumulated Depreciation [Line Items]
Balance at beginning, accumulated amortization		69	126	88
Acquisitions through business combinations (Note 17.1)
Amortization, accumulated amortization			146	479
Effect of exchange differences on the translation into presentation currency, accumulated amortization		(7)	(104)	(26)
Hyperinflation adjustments, accumulated amortization		73	47	63
Disposals and derecognition, accumulated amortization
Other minor movements, accumulated amortization			(146)	(478)
Balance at ending of period, accumulated amortization		$ 135	$ 69	$ 126

[1]	The balance of trademarks, is shown below: